LEASES - (Lessor) Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Fixed portion of the operating lease income	$ 114	$ 112	$ 110
Cost for facilities accounted for as operating leases	697	646
Accumulated depreciation for facilities accounted for as operating leases	$ 351	$ 333